--------------------------------------------------------------------------------
          Annual Report - Financial Statements
--------------------------------------------------------------------------------


          T. ROWE PRICE



                         EQUITY
                         INDEX 500
                         FUND

                         -----------------
                         DECEMBER 31, 1999
                         -----------------

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------



--------------------
FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                      Year
                                      Ended
                                   12/31/99   12/31/98   12/31/97   12/31/96   12/31/95
NET ASSET VALUE
Beginning of period               $   33.38   $  26.38   $  20.34   $  17.21   $  13.09

Investment activities
   Net investment income (loss)        0.34*      0.33*      0.35*      0.38*      0.39*
   Net realized and
   unrealized gain (loss)              6.49       7.10       6.28       3.47       4.43

   Total from
   investment activities               6.83       7.43       6.63       3.85       4.82

Distributions
   Net investment income              (0.34)     (0.34)     (0.34)     (0.38)     (0.40)
   Net realized gain                  (0.31)     (0.09)     (0.25)     (0.34)     (0.30)
   Total distributions                (0.65)     (0.43)     (0.59)     (0.72)     (0.70)

NET ASSET VALUE
                                  --------------------------------------------------------
End of period                     $   39.56   $  33.38   $  26.38   $  20.34   $  17.21
                                  --------------------------------------------------------

Ratios/Supplemental Data

Total return+                         20.64%*    28.31%*    32.87%*    22.65%*    37.16%*
Ratio of total expenses to
average net assets                     0.40%*     0.40%*     0.40%*     0.40%*     0.45%*
Ratio of net investment
income (loss) to average
net assets                             0.98%*     1.17%*     1.49%*     2.05%*     2.54%*
Portfolio turnover rate                 5.2%       4.7%       0.7%       1.3%       1.3%
Net assets, end of period
(in millions)                     $   5,049   $  3,347   $  1,908   $    808   $    457




+ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

* Excludes expenses in excess of a 0.45% voluntary expense limitation in effect through 12/31/95 and a 0.40% voluntary expense limitation in effect through 12/31/99

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------
                                                             December 31, 1999


-----------------------
STATEMENT OF NET ASSETS                               Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

COMMON STOCKS 98.9%

BASIC MATERIALS 3.9%

Chemicals 2.2%
DuPont                                                   422,143  $     27,808
3M                                                       163,064        15,960
Dow Chemical                                              88,769        11,862
Monsanto                                                 256,007         9,120
Illinois Tool Works                                      121,183         8,188
PPG Industries                                            70,098         4,386
Union Carbide                                             53,722         3,586
Rohm & Haas                                               87,228         3,549
Avery Dennison                                            45,524         3,318
Praxair                                                   64,047         3,222
Air Products and Chemicals                                92,702         3,111
Kerr-McGee                                                34,276         2,125
Ecolab                                                    52,507         2,054
Goodyear Tire & Rubber                                    62,238         1,754
Sealed Air *                                              33,249         1,723
Vulcan Materials                                          39,600         1,582
Eastman Chemical                                          30,831         1,470
Sherwin-Williams                                          68,530         1,439
Hercules                                                  42,086         1,173
Engelhard                                                 54,976         1,038
Ashland                                                   29,842           983
Great Lakes Chemical                                      22,631           864
FMC *                                                     13,054           748
W. R. Grace *                                             28,334           393
                                                                  --------------
                                                                       111,456
                                                                  --------------
Forest and Paper Products 1.0%
Kimberly-Clark                                           220,638        14,397
International Paper                                      166,752         9,411
Weyerhaeuser                                              94,888         6,814
Georgia-Pacific                                           68,292         3,466
Fort James                                                90,556         2,479
Champion International                                    38,738         2,399

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------



                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Willamette Industries                                     44,655  $      2,074
Mead                                                      40,517         1,760
Temple-Inland                                             22,730         1,499
Westvaco                                                  40,332         1,316
Boise Cascade                                             22,431           908
Bemis                                                     21,125           737
Pactiv *                                                  66,681           709
Louisiana Pacific                                         41,225           587
Potlatch                                                  12,447           555
                                                                  --------------
                                                                        49,111
                                                                  --------------
Gold 0.1%
Barrick Gold                                             156,283         2,764
Newmont Mining                                            66,105         1,620
Placer Dome                                              130,439         1,402
Freeport McMoRan Copper & Gold (Class B) *                64,277         1,358
Homestake Mining                                         102,416           800
                                                                  --------------
                                                                         7,944
                                                                  --------------
Metals and Mining 0.6%
Alcoa                                                    148,743        12,346
Alcan Aluminum                                            91,683         3,776
Phelps Dodge                                              32,680         2,194
Nucor                                                     35,001         1,918
Reynolds Metals                                           24,982         1,914
Inco *                                                    75,467         1,773
Owens-Illinois *                                          61,841         1,550
USX-U.S. Steel                                            34,143         1,127
Crown Cork & Seal                                         49,429         1,106
Allegheny Teledyne                                        38,461           863
Worthington Industries                                    36,072           596
Ball                                                      12,415           489
Bethlehem Steel *                                         54,296           455
                                                                  --------------
                                                                        30,107
                                                                  --------------
Total Basic Materials                                                  198,618
                                                                  --------------

BUSINESS SERVICES 0.6%

Advertising 0.3%
Omnicom                                                   72,087         7,209
Interpublic Group *                                      113,164         6,528
                                                                  --------------
                                                                        13,737
                                                                  --------------

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------



                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands
Business Services 0.2%
Paychex                                                   98,570  $      3,940
IMS Health                                               126,933         3,451
Dun & Bradstreet                                          65,941         1,945
Ceridian *                                                57,332         1,236
Quintiles Transnational *                                 46,300           864
                                                                  --------------
                                                                        11,436
                                                                  --------------
Environmental Services 0.1%
Waste Management                                         248,102         4,264
Allied Waste *                                            74,300           655
                                                                  --------------
                                                                         4,919
                                                                  --------------
Industrial Parts 0.0%
Ryder System                                              27,378           669
                                                                  --------------
                                                                           669
                                                                  --------------
Total Business Services                                                 30,761
                                                                  --------------

CONSUMER DISCRETIONARY 4.7%

Entertainment 0.6%
Viacom (Class B) *                                       280,872        16,975
Carnival (Class A)                                       249,158        11,913
                                                                  --------------
                                                                        28,888
                                                                  --------------
Hotels 0.1%
Marriott (Class A)                                        99,457         3,139
Hilton                                                   148,515         1,429
Harrah's Entertainment *                                  52,604         1,391
Mirage Resorts *                                          79,192         1,213
                                                                  --------------
                                                                         7,172
                                                                  --------------
Leisure 0.3%
Eastman Kodak                                            129,179         8,558
Mattel                                                   172,817         2,268
Hasbro                                                    77,816         1,483
Brunswick                                                 37,017           824
Polaroid                                                  18,919           356
                                                                  --------------
                                                                        13,489
                                                                  --------------
Media 2.7%
Time Warner                                              524,053        37,961
Disney                                                   834,376        24,406

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------



                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

CBS *                                                    308,882  $     19,749
MediaOne Group *                                         247,830        19,037
Comcast (Class A Special)                                304,746        15,399
Clear Channel Communications *                           136,407        12,174
Tribune *                                                 95,112         5,237
Meredith                                                  19,986           833
                                                                  --------------
                                                                       134,796
                                                                  --------------
Publishing 0.5%
Gannett                                                  112,725         9,194
McGraw-Hill                                               80,062         4,934
New York Times (Class A)                                  70,448         3,461
Dow Jones                                                 37,328         2,538
Knight-Ridder                                             32,515         1,935
Times Mirror (Class A)                                    25,782         1,727
R.R. Donnelley *                                          52,177         1,295
Harcourt General                                          27,892         1,123
Deluxe                                                    30,462           836
American Greetings (Class A)                              26,507           626
Jostens                                                   13,373           325
                                                                  --------------
                                                                        27,994
                                                                  --------------
Restaurants 0.5%
McDonald's *                                             547,329        22,064
Tricon Global Restaurants *                               61,647         2,381
Wendys                                                    50,544         1,043
Darden Restaurants                                        52,103           944
                                                                  --------------
                                                                        26,432
                                                                  --------------
Total Consumer Discretionary                                           238,771
                                                                  --------------

CONSUMER NONDURABLES 6.5%

Beverages 0.5%
PepsiCo                                                  592,390        20,882
Coca-Cola                                                170,198         3,425
                                                                  --------------
                                                                        24,307
                                                                  --------------
Food 2.5%
Coca-Cola                                              1,000,862        58,300
Unilever                                                 230,312        12,538
Campbell                                                 175,359         6,784

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------



                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Bestfoods                                                112,088  $      5,892
Heinz                                                    143,810         5,725
Sysco                                                    134,136         5,307
Kellogg                                                  163,199         5,029
ConAgra                                                  197,523         4,457
General Mills                                            123,778         4,425
Wrigley                                                   46,885         3,888
Quaker Oats                                               54,779         3,595
Archer Daniels Midland                                   246,296         3,002
Hershey Foods                                             56,198         2,669
RJR Nabisco                                              131,382         1,396
Supervalu                                                 55,470         1,109
                                                                  --------------
                                                                       124,116
                                                                  --------------
Home Products 2.2%
Procter & Gamble                                         535,135        58,631
Gillette                                                 439,045        18,083
Colgate-Palmolive                                        235,390        15,300
Clorox                                                    96,008         4,837
Ralston Purina                                           130,672         3,643
Avon                                                     105,638         3,486
Newell Rubbermaid                                        113,279         3,285
Fortune Brands                                            66,636         2,203
International Flavors & Fragrances                        41,757         1,576
Alberto Culver (Class B)                                  23,601           609
National Service Industries                               16,014           473
Tupperware                                                21,978           372
                                                                  --------------
                                                                       112,498
                                                                  --------------
Liquor 0.5%
Anheuser-Busch                                           190,128        13,475
Seagram                                                  175,482         7,886
Brown-Forman (Class B)                                    28,164         1,613
Coors (Class B) *                                         15,474           812
                                                                  --------------
                                                                        23,786
                                                                  --------------
Textiles and Apparel 0.3%
Sara Lee                                                 364,841         8,049
NIKE (Class B)                                           113,408         5,621
V. F.                                                     46,782         1,403
Liz Claiborne                                             25,594           963

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------



                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Springs Industries                                         6,467           258
Russell                                                   12,298           206
Reebok *                                                  23,887           196
                                                                  --------------
                                                                        16,696
                                                                  --------------
Tobacco 0.5%
Philip Morris                                            968,061        22,447
UST                                                       73,392         1,848
                                                                  --------------
                                                                        24,295
                                                                  --------------
Total Consumer Nondurables                                             325,698
                                                                  --------------

DURABLE GOODS 1.4%

Construction & Real Property 0.2%
Masco                                                    180,154         4,571
Fluor                                                     30,026         1,378
Centex                                                    23,328           576
Armstrong World                                           15,726           525
Kaufman & Broad                                           18,557           449
Owens Corning                                             21,270           411
Pulte                                                     16,709           376
Fleetwood                                                 13,402           276
                                                                  --------------
                                                                         8,562
                                                                  --------------
Consumer Durables 0.2%
Whirlpool                                                 30,247         1,968
Black & Decker                                            35,290         1,844
W. W. Grainger                                            36,929         1,766
Maytag                                                    35,676         1,712
Leggett & Platt                                           77,800         1,668
                                                                  --------------
                                                                         8,958
                                                                  --------------
Motor Vehicles 1.0%
Ford Motor                                               489,237        26,144
GM                                                       261,113        18,980
Delphi Automotive Systems                                226,625         3,569
Dana                                                      65,849         1,971
PACCAR                                                    31,506         1,395
Navistar *                                                25,914         1,228
Cooper Tire                                               28,617           445
                                                                  --------------
                                                                        53,732
                                                                  --------------
Total Durable Goods                                                     71,252
                                                                  --------------

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------



                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

ENERGY 5.7%

Energy Reserves & Production 4.4%
Exxon Mobil                                            1,400,882  $    112,858
Royal Dutch Petroleum ADR                                869,378        52,543
Chevron                                                  264,934        22,950
Atlantic Richfield                                       130,143        11,257
Phillips Petroleum                                       103,140         4,848
Unocal *                                                  99,053         3,324
Occidental Petroleum                                     148,895         3,220
Burlington Resources                                      87,761         2,902
Amerada Hess                                              37,174         2,110
Anadarko Petroleum                                        51,198         1,747
Apache                                                    45,031         1,663
Tosco                                                     60,900         1,656
Union Pacific Resources                                  102,657         1,309
                                                                  --------------
                                                                       222,387
                                                                  --------------
Oil Refining, Distribution 0.8%
Enron                                                    287,602        12,762
Texaco                                                   223,670        12,148
Conoco (Class B)                                         252,451         6,280
Williams Companies                                       174,191         5,324
USX-Marathon                                             123,450         3,048
Coastal                                                   85,598         3,033
Sunoco                                                    36,295           853
                                                                  --------------
                                                                        43,448
                                                                  --------------
Oil Service 0.5%
Schlumberger                                             222,958        12,541
Halliburton *                                            178,449         7,182
Baker Hughes                                             131,877         2,778
Rowan *                                                   32,696           709
McDermott International                                   23,911           217
                                                                  --------------
                                                                        23,427
                                                                  --------------
Total Energy                                                           289,262
                                                                  --------------

FINANCIAL 13.3%

Banks 6.5%
Citigroup                                              1,367,247        75,968
Bank of America                                          695,720        34,916

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Wells Fargo                                              667,880  $     27,007
Chase Manhattan                                          337,432        26,214
Bank One                                                 470,975        15,101
First Union                                              398,935        13,090
Fleet Boston Financial                                   372,106        12,954
Bank of New York                                         299,137        11,965
Fifth Third Bancorp                                      124,532         9,134
J. P. Morgan                                              70,912         8,979
SunTrust                                                 129,850         8,935
FirStar                                                  400,597         8,463
Mellon Financial                                         208,668         7,108
U.S. Bancorp                                             295,992         7,048
National City                                            249,770         5,916
Wachovia                                                  81,171         5,520
PNC Bank                                                 122,654         5,458
Northern Trust                                            89,934         4,803
State Street                                              65,075         4,754
KeyCorp                                                  182,572         4,039
BB&T                                                     134,063         3,670
Republic New York                                         42,522         3,062
AmSouth                                                  157,916         3,050
Comerica                                                  62,651         2,925
SouthTrust                                                67,571         2,553
Regions Financial                                         91,528         2,297
Union Planters                                            57,624         2,273
Synovus Financial                                        111,679         2,220
Huntington Bancshares                                     92,317         2,201
Summit Bancorp                                            70,986         2,174
Old Kent Financial                                        47,900         1,694
                                                                  --------------
                                                                       325,491
                                                                  --------------
Financial Services 2.6%
American Express *                                       181,606        30,192
Fannie Mae                                               414,087        25,855
Freddie Mac                                              280,937        13,222
Marsh & McLennan                                         108,234        10,357
MBNA                                                     326,107         8,886
Associates First Capital (Class A)                       293,548         8,054
Cendant *                                                290,446         7,715

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------



                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Household International                                  193,342  $      7,202
Providian Financial                                       57,458         5,232
Aon                                                      103,369         4,135
Capital One Financial                                     79,489         3,830
SLM Holding                                               64,371         2,720
H&R Block                                                 39,416         1,724
Equifax                                                   56,590         1,333
Countrywide Credit                                        45,325         1,145
                                                                  --------------
                                                                       131,602
                                                                  --------------
Life & Health Insurance 0.6%

American General                                         100,247         7,606
CIGNA                                                     76,367         6,152
AFLAC                                                    106,900         5,044
Aetna                                                     60,468         3,375
Lincoln National                                          79,702         3,188
Unumprovident                                             95,937         3,076
Conseco                                                  131,344         2,348
Torchmark                                                 54,325         1,579
                                                                  --------------
                                                                        32,368
                                                                  --------------
Property & Casualty Insurance 2.0%
American International Group                             627,321        67,829
Allstate                                                 326,382         7,833
Hartford Financial Services Group                         90,664         4,295
Chubb                                                     70,960         3,996
St. Paul Companies                                        91,231         3,073
Jefferson Pilot                                           42,656         2,911
Loews                                                     44,503         2,701
MGIC Investment                                           43,988         2,648
Progressive                                               29,945         2,190
MBIA                                                      40,714         2,150
Cincinnati Financial                                      67,035         2,085
SAFECO                                                    53,945         1,340
                                                                  --------------
                                                                       103,051
                                                                  --------------
Securities & Asset Management 1.4%
Morgan Stanley Dean Witter                               227,522        32,479
Charles Schwab                                           331,906        12,737
Merrill Lynch                                            149,102        12,450
Lehman Brothers                                           48,766         4,130

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------



                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Franklin Resources                                       103,178  $      3,308
Paine Webber                                              59,100         2,294
Bear Stearns                                              49,647         2,122
T. Rowe Price                                             48,400         1,785
                                                                  --------------
                                                                        71,305
                                                                  --------------
Thrift Institutions 0.2%
Washington Mutual                                        234,079         6,086
Golden West Financial                                     66,854         2,240
                                                                  --------------
                                                                         8,326
                                                                  --------------
Total Financial                                                        672,143
                                                                  --------------

HEALTH CARE 9.5%

Drugs, Medicine 6.3%
Merck                                                    949,638        63,685
Bristol-Myers Squibb                                     804,076        51,612
Pfizer                                                 1,567,901        50,859
Eli Lilly                                                442,801        29,446
Warner-Lambert                                           347,914        28,507
Schering-Plough                                          595,010        25,102
Amgen *                                                  412,486        24,762
American Home Products                                   529,253        20,873
Pharmacia & Upjohn                                       210,178         9,458
Cardinal Health                                          112,686         5,395
Allergan                                                  53,028         2,638
McKesson HBOC                                            113,578         2,563
Watson Pharmaceuticals *                                  38,600         1,382
Sigma Aldrich                                             39,705         1,192
                                                                  --------------
                                                                       317,474
                                                                  --------------
Medical Products 2.9%
Johnson & Johnson                                        563,490        52,475
Tyco International                                       682,414        26,529
Abbott Laboratories                                      622,835        22,617
Medtronic                                                482,958        17,598
Baxter International                                     117,111         7,356
Guidant *                                                124,481         5,851
Boston Scientific *                                      165,463         3,619
Becton, Dickinson                                        102,445         2,740

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------



                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Biomet *                                                  45,392  $      1,814
Bausch & Lomb                                             23,159         1,585
ALZA *                                                    40,376         1,398
C. R. Bard                                                20,226         1,072
St. Jude Medical *                                        33,467         1,027
Mallinkrodt                                               29,868           950
                                                                  --------------
                                                                       146,631
                                                                  --------------
Medical Providers & Services 0.3%
Columbia/HCA Healthcare                                  231,038         6,772
United HealthCare                                         71,142         3,780
Tenet Healthcare *                                       124,389         2,923
Wellpoint Health Networks *                               26,900         1,774
HealthSouth *                                            165,479           890
Service Corp. International *                            109,969           763
Manor Care *                                              42,957           687
Humana *                                                  64,015           524
                                                                  --------------
                                                                        18,113
                                                                  --------------
Total Health Care                                                      482,218
                                                                  --------------

INDUSTRIAL 6.3%

Defense and Aerospace 1.0%
Honeywell International                                  319,406        18,426
Boeing                                                   384,230        15,969
General Dynamics                                          79,979         4,219
Raytheon (Class B)                                       135,448         3,598
Lockheed Martin                                          157,575         3,447
TRW                                                       48,171         2,502
Northrop                                                  28,713         1,552
B. F. Goodrich                                            43,384         1,193
                                                                  --------------
                                                                        50,906
                                                                  --------------
Heavy Electrical Equipment 4.4%
GE                                                     1,330,172       205,844
Emerson Electric                                         176,359        10,118
Rockwell International                                    76,725         3,673
Cooper Industries                                         39,120         1,582
Cummins Engine                                            17,469           844
Thomas & Betts                                            22,891           730

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------



                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Foster Wheeler                                            15,897  $        141
                                                                  --------------
                                                                       222,932
                                                                  --------------
Heavy Machinery 0.1%
Deere                                                     93,740         4,066
NACCO Industries (Class A)                                 3,774           210
                                                                  --------------
                                                                         4,276
                                                                  --------------
Industrial Parts 0.8%
United Technologies                                      194,524        12,644
Caterpillar                                              144,389         6,795
Textron                                                   61,579         4,722
Ingersoll-Rand                                            66,079         3,639
Parker Hannifin                                           43,951         2,255
Genuine Parts                                             70,762         1,756
ITT Industries                                            35,448         1,185
Pall                                                      51,707         1,115
Stanley Works                                             35,841         1,080
Snap-On                                                   25,489           677
Crane                                                     26,632           529
Briggs & Stratton                                          9,107           489
Timken                                                    23,767           486
Milacron                                                  16,797           258
                                                                  --------------
                                                                        37,630
                                                                  --------------
Total Industrial                                                       315,744
                                                                  --------------

RETAIL 6.6%

Clothing Stores 0.5%
The Gap                                                  347,064        15,965
The Limited                                               85,721         3,713
TJX                                                      129,682         2,650
Nordstrom                                                 55,734         1,460
                                                                  --------------
                                                                        23,788
                                                                  --------------
Department Stores 3.2%
Wal-Mart                                               1,803,050       124,636
Dayton Hudson                                            178,508        13,109
Kohl's *                                                  65,711         4,744
Sears                                                    154,985         4,717
May Department Stores                                    135,581         4,372

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------



                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Federated Department Stores *                             85,317  $      4,314
J.C. Penney                                              105,728         2,108
Kmart *                                                  198,556         1,998
Dillards                                                  41,443           837
                                                                  --------------
                                                                       160,835
                                                                  --------------
Grocery Stores 0.4%
Safeway *                                                205,715         7,316
Kroger *                                                 337,878         6,377
Albertson's                                              170,879         5,511
Winn-Dixie                                                59,200         1,417
A&P                                                       15,730           438
                                                                  --------------
                                                                        21,059
                                                                  --------------
Retailing/Specialty Retailers 2.5%
Home Depot                                               932,925        63,964
Walgreen                                                 406,489        11,890
Lowes                                                    154,297         9,219
Costco Wholesale *                                        89,322         8,148
CVS                                                      157,461         6,289
Best Buy *                                                82,000         4,115
Staples *                                                188,053         3,890
Tandy                                                     77,820         3,828
Circuit City Stores                                       81,202         3,659
Dollar General                                           107,609         2,448
AutoZone *                                                60,925         1,969
Bed Bath & Beyond *                                       55,800         1,934
Office Depot *                                           149,100         1,631
Toys "R" Us *                                             99,350         1,422
Rite Aid *                                               103,796         1,161
Consolidated Stores *                                     46,435           754
Longs Drug Stores                                         14,999           387
Pep Boys                                                  21,823           199
                                                                  --------------
                                                                       126,907
                                                                  --------------
Total Retail                                                           332,589
                                                                  --------------

TECHNOLOGY 29.9%

Communications Equipment 5.2%
Lucent Technologies                                    1,270,151        95,023

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------



                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Nortel Networks                                          540,806  $     54,621
QUALCOMM *                                               267,100        47,035
Motorola                                                 246,503        36,298
Tellabs *                                                162,842        10,447
General Instrument *                                      69,620         5,918
ADC Telecommunications *                                  60,000         4,352
Comverse Technology *                                     28,700         4,153
Scientific-Atlanta                                        30,211         1,681
                                                                  --------------
                                                                       259,528
                                                                  --------------
Computer Communications Equipment 3.0%
Cisco Systems *                                        1,326,098       142,017
3Com *                                                   145,396         6,829
Adaptec *                                                 41,600         2,073
Cabletron Systems *                                       73,152         1,902
                                                                  --------------
                                                                       152,821
                                                                  --------------
Computer Makers 3.6%
Dell Computer *                                        1,029,997        52,498
Sun Microsystems *                                       632,044        48,924
Hewlett-Packard                                          412,990        47,055
COMPAQ Computer                                          688,997        18,646
Gateway 2000 *                                           126,892         9,144
Apple Computer *                                          64,715         6,652
Silicon Graphics *                                        72,884           715
                                                                  --------------
                                                                       183,634
                                                                  --------------
Computer Software 8.7%
Microsoft *                                            2,091,854       244,158
IBM                                                      732,364        79,095
Oracle *                                                 579,416        64,913
Computer Associates                                      218,136        15,256
BMC Software *                                            97,381         7,781
Compuware *                                              145,670         5,422
Novell *                                                 134,346         5,361
Citrix Systems *                                          36,300         4,464
Unisys *                                                 123,762         3,952
Adobe Systems                                             49,646         3,339
Parametric Technology *                                  108,788         2,941
PeopleSoft *                                             108,727         2,314
Autodesk                                                  23,008           776
                                                                  --------------
                                                                       439,772
                                                                  --------------

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------



                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Electronic Equipment 1.1%
Corning                                                   98,632  $     12,717
Solectron *                                              118,313        11,255
PE Biosystems                                             40,942         4,926
Teradyne *                                                70,100         4,627
KLA-Tencor *                                              35,601         3,964
Dover                                                     86,443         3,922
Molex                                                     62,700         3,552
Danaher                                                   56,639         2,733
Eaton                                                     28,627         2,079
Johnson Controls                                          33,964         1,932
Thermo Electron *                                         62,088           931
Tektronix                                                 18,939           736
Millipore                                                 17,127           662
Andrew *                                                  31,952           604
                                                                  --------------
                                                                        54,640
                                                                  --------------
Information Services 3.1%
America Online *                                         905,780        68,330
Yahoo! *                                                 106,700        46,171
Automatic Data Processing                                253,226        13,642
Electronic Data Systems                                  194,759        13,037
First Data                                               173,598         8,560
Computer Sciences *                                       67,219         6,361
Shared Medical Systems                                    10,308           525
                                                                  --------------
                                                                       156,626
                                                                  --------------
Miscellaneous Computer Hardware 1.4%
EMC *                                                    412,290        45,043
Xerox                                                    269,899         6,123
Pitney Bowes                                             107,685         5,202
Network Appliance *                                       59,700         4,957
Lexmark International (Class A) *                         51,900         4,697
Seagate Technology *                                      85,428         3,978
Ikon Office Solutions                                     55,983           381
                                                                  --------------
                                                                        70,381
                                                                  --------------
Semiconductor Capital Equipment 0.4%
Applied Materials *                                      153,319        19,419
                                                                  --------------
                                                                        19,419
                                                                  --------------
Semiconductors 3.4%
Intel                                                  1,354,466       111,447
Texas Instruments                                        324,442        31,430

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------



                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands


Micron Technology *                                      109,182  $      8,489
Analog Devices *                                          70,800         6,584
Xilinx *                                                 127,300         5,788
LSI Logic *                                               59,077         3,988
National Semiconductor *                                  67,711         2,899
Advanced Micro Devices *                                  60,595         1,754
PerkinElmer                                               19,592           817
                                                                  --------------
                                                                       173,196
                                                                  --------------
Total Technology                                                     1,510,017
                                                                  --------------

TELECOMMUNICATIONS 7.9%

Telephone 7.0%
SBC Communications                                     1,382,319        67,388
AT&T                                                   1,294,733        65,708
MCI WorldCom *                                         1,150,724        61,025
Bell Atlantic                                            628,298        38,680
BellSouth                                                762,917        35,714
GTE *                                                    396,121        27,951
Sprint                                                   352,896        23,754
Global Crossing *                                        311,560        15,568
US West                                                  204,350        14,713
Centurytel                                                57,450         2,722
                                                                  --------------
                                                                       353,223
                                                                  --------------
Wireless Communications 0.9%
Sprint PCS *                                             177,706        18,215
Nextel Communications *                                  147,313        15,187
ALLTEL                                                   127,227        10,520
                                                                  --------------
                                                                        43,922
                                                                  --------------
Total Telecommunications                                               397,145
                                                                  --------------

TRANSPORTATION 0.7%

Air Transport 0.2%
AMR *                                                     62,697         4,201
Southwest Airlines                                       202,380         3,276
Delta                                                     55,939         2,786
USAir *                                                   29,819           956
                                                                  --------------
                                                                        11,219
                                                                  --------------

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------



                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Railroad 0.4%
Burlington Northern Santa Fe                             188,305  $      4,566
Union Pacific                                             99,884         4,358
Kansas City Southern Industries                           45,400         3,388
Norfolk Southern                                         152,701         3,130
CSX                                                       88,878         2,789
                                                                  --------------
                                                                        18,231
                                                                  --------------
Trucking, Shipping and Air Freight 0.1%
FDX *                                                    121,586         4,977
                                                                  --------------
                                                                         4,977
                                                                  --------------
Total Transportation                                                    34,427
                                                                  --------------

UTILITIES 1.8%

Electric Utilities 1.6%
Duke Energy                                              148,162         7,427
Southern Company                                         278,222         6,538
AES *                                                     82,651         6,178
Texas Utilities                                          112,361         3,996
Edison International                                     140,068         3,668
PG&E                                                     154,264         3,162
Consolidated Edison                                       91,100         3,143
Public Service Enterprise                                 89,532         3,117
FPL Group                                                 72,536         3,105
Dominion Resources                                        77,048         3,024
Unicom                                                    87,160         2,920
PECO Energy                                               78,288         2,721
Entergy                                                   98,361         2,533
American Electric Power                                   77,580         2,492
FirstEnergy                                               94,580         2,146
Carolina Power & Light                                    63,298         1,927
DTE Energy                                                57,888         1,816
Ameren                                                    54,252         1,777
Constellation Energy Group                                59,845         1,735
Central and South West                                    86,129         1,723
Sempra Energy                                             96,080         1,669
Florida Progress                                          39,400         1,667
CINergy                                                   65,453         1,579

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------



                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands


GPU                                                       49,967  $      1,496
CMS Energy                                                46,700         1,456
PP&L Resources                                            63,209         1,446
New Century Energies                                      45,393         1,379
Northern States Power                                     60,399         1,178
Niagara Mohawk *                                          77,033         1,074
Pinnacle West Capital                                     34,100         1,042
                                                                  --------------
                                                                        79,134
                                                                  --------------
Gas Utilities 0.2%
El Paso Energy                                            91,452         3,549
Consolidated Natural Gas                                  38,313         2,488
Columbia Gas System                                       33,399         2,113
Eastern Enterprises                                       10,976           630
NICOR                                                     19,255           626
Peoples Energy                                            14,923           500
ONEOK                                                     11,975           301
                                                                  --------------
                                                                        10,207
                                                                  --------------
Total Utilities                                                         89,341
                                                                  --------------

MISCELLANEOUS 0.1%

Miscellaneous 0.1%
Transocean Sedco Forex                                    81,042         2,730
Reliant Energy                                           117,943         2,698
                                                                  --------------
Total Miscellaneous                                                      5,428
                                                                  --------------
Total Common Stocks (Cost $3,180,387)                                4,993,414
                                                                  --------------

SHORT-TERM INVESTMENTS 1.3%

U.S. Government Obligations 0.1%
U.S. Treasury Bills, 5.145%, 3/30/00              $    6,500,000         6,417
                                                                  --------------
                                                                         6,417
                                                                  --------------
Money Market Funds 1.2%
Reserve Investment Fund, 6.16% #                      59,073,729        59,074
                                                                  --------------
                                                                        59,074
                                                                  --------------

Total Short-Term Investments (Cost $65,491)                             65,491
                                                                  --------------

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------



                                                                         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Total Investments in Securities

100.2% of Net Assets (Cost $3,245,878)                            $  5,058,905

Futures Contracts
In thousands
                                            Contract  Unrealized
                                Expiration  Value     Gain (Loss)
                                ----------  --------  -----------

Long, 153 Standard & Poor's
500 Stock Index contracts,
$6,500,000 of U.S. Treasury
Bills pledged as initial
margin                             3/00     $ 56,771  $    2,265

Net payments (receipts) of
variation margin to date                                  (2,111)
                                                      -----------

Variation margin receivable
(payable) on open futures
contracts                                                                  154

Other Assets Less Liabilities                                           (9,968)
                                                                  -------------

NET ASSETS                                                        $  5,049,091
                                                                  -------------
Net Assets Consist of:
Accumulated net investment
income - net of distributions                                     $        154

Accumulated net realized gain/
loss - net of distributions                                              1,663

Net unrealized gain (loss)                                           1,815,292

Paid-in-capital applicable to
127,626,615 shares of $0.01
par value capital stock
outstanding; 1,000,000,000
shares of the Corporation
authorized                                                           3,231,982
                                                                  -------------

NET ASSETS                                                        $  5,049,091
                                                                  -------------

NET ASSET VALUE PER SHARE                                         $      39.56
                                                                  -------------
  # Seven-day yield
  * Non-income producing
ADR American Depository Receipt

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

-----------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands

                                                                          Year
                                                                         Ended
                                                                      12/31/99

Investment Income (Loss)
Income
 Dividend                                                          $    54,618
 Interest                                                                4,424
 Securities lending                                                        463
                                                                   -------------
 Total income                                                           59,505
                                                                   -------------
Expenses
 Investment management                                                   8,301
 Shareholder servicing                                                   7,591
 Prospectus and shareholder reports                                        524
 Registration                                                              289
 Custody and accounting                                                    255
 Legal and audit                                                            17
 Directors                                                                  15
 Miscellaneous                                                             262
                                                                   -------------
 Total expenses                                                         17,254
 Expenses paid indirectly                                                  (14)
                                                                   -------------
 Net expenses                                                           17,240
                                                                   -------------
Net investment income (loss)                                            42,265
                                                                   -------------

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
 Securities                                                             29,125
 Futures                                                                 9,758
                                                                   -------------
 Net realized gain (loss)                                               38,883
                                                                   -------------

Change in net unrealized gain or loss
 Securities                                                            734,507
 Futures                                                                  (316)
                                                                   -------------
 Change in net unrealized gain or loss                                 734,191
                                                                   -------------
Net realized and unrealized gain (loss)                                773,074
                                                                   -------------

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                             $   815,339
                                                                   =============

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------


----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands

                                                            Year
                                                           Ended
                                                        12/31/99      12/31/98

Increase (Decrease) in Net Assets
Operations
 Net investment income (loss)                     $       42,265  $     29,963
 Net realized gain (loss)                                 38,883        63,528
 Change in net unrealized gain or loss                   734,191       548,331
                                                  ------------------------------
 Increase (decrease) in net assets from
 operations                                              815,339       641,822
                                                  ------------------------------

Distributions to shareholders
 Net investment income                                   (41,749)      (30,728)
 Net realized gain                                       (37,895)       (8,434)
                                                  ------------------------------
 Decrease in net assets from distributions               (79,644)      (39,162)
                                                  ------------------------------
Capital share transactions *
 Shares sold                                           2,286,358     1,652,651
 Distributions reinvested                                 77,944        38,253
 Shares redeemed                                      (1,398,640)     (854,675)
 Redemption fees received                                    241           283
                                                  ------------------------------
 Increase (decrease) in net assets from
 capital share transactions                              965,903       836,512
                                                  ------------------------------

Net Assets

Increase (decrease) during period                      1,701,598     1,439,172
Beginning of period                                    3,347,493     1,908,321
                                                  ------------------------------
End of period                                     $    5,049,091  $  3,347,493
                                                  ==============================

*Share information
   Shares sold                                            64,085        55,811
   Distributions reinvested                                2,133         1,237
   Shares redeemed                                       (38,868)      (29,114)
                                                  ------------------------------
   Increase (decrease) in shares outstanding              27,350        27,934


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------
                                                               December 31, 1999

-----------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Index Trust, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Equity Index 500 Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on March 30, 1990.

     The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

     Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Short-term debt securities are valued at amortized cost which, when combined with accrued interest, approximates fair value.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Premiums and Discounts Premiums and discounts on debt securities are amortized for both financial reporting and tax purposes.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------



     capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures are included in Change in net unrealized gain or loss in the accompanying financial statements. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce the fund's custody charges.


NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Futures Contracts At December 31, 1999, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

     Securities Lending The fund lends its securities to approved brokers to earn additional income and receives cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of loaned securities. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. At December 31, 1999, the value of loaned securities was $131,030,000; aggregate collateral consisted of $133,222,000 in the securities lending collateral pool.

     Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $1,123,681,000 and $216,617,000, respectively, for the year ended December 31, 1999.

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------



NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

     In order for the fund's capital accounts and distributions to shareholders to reflect the tax character of certain transactions, primarily redemptions in kind, the following reclassifications were made during the year ended December 31, 1999. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.

     ---------------------------------------------------------------------------
     Undistributed net realized gain                              $(11,401,000)
     Paid-in-capital                                                11,401,000


     At December 31, 1999, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $3,245,878,000. Net unrealized gain aggregated $1,813,027,000 at period-end, of which $1,974,199,000 related to appreciated investments and $161,172,000 to depreciated investments.



NOTE 4 - RELATED PARTY TRANSACTIONS

     The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $1,235,000 was payable at December 31, 1999. The fee is computed daily and paid monthly. Through year end, the fee was equal to 0.20% of the fund's average daily net assets. Effective January 1, 2000, the fee rate was reduced from 0.20% to 0.15%, by vote of the fund's board of directors.

     Under the terms of the investment management agreement, the manager is required to bear any expenses through December 31, 1999, which would cause the fund's ratio of total expenses to average net assets to exceed 0.40%. Thereafter, through December 31, 2001, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of total expenses to average net assets to exceed 0.40%. Pursuant to this agreement, $317,000 of management fees were not accrued by the fund for the year ended December 31, 1999, and $955,000 remains unaccrued from prior periods.

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------



     In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $6,896,000 for the year ended December 31, 1999, of which $649,000 was payable at period-end.

     The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended December 31, 1999, totaled $4,186,000 and are reflected as interest income in the accompanying Statement of Operations.

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

---------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price Index Trust, Inc. and
Shareholders of T. Rowe Price Equity Index 500 Fund

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Equity Index 500 Fund (one of the portfolios comprising T. Rowe Price Index Trust, Inc., hereafter referred to as the "Fund") at December 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.




     PricewaterhouseCoopers LLP


     Baltimore, Maryland
     January 20, 2000

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------


-----------------------------------------------------------
TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/99
--------------------------------------------------------------------------------


We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included:

 .   $8,641,000 from short-term capital gains,

 .   $29,254,000 from long-term capital gains, subject to the 20% rate gains category.

For corporate shareholders, $49,331,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.

T. ROWE PRICE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------



INVESTMENT SERVICES AND INFORMATION


Knowledgeable Service Representatives

By Phone 1-800-225-5132 Available Monday through Friday from 8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

In Person Available in T. Rowe Price Investor Centers.


Account Services

Checking Available on most fixed income funds ($500 minimum).

Automatic Investing From your bank account or paycheck.

Automatic Withdrawal Scheduled, automatic redemptions.

Distribution Options Reinvest all, some, or none of your distributions.

Automated 24-Hour Services Including Tele*Access(R)and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com


Brokerage services*

Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates. **


Investment Information

Combined Statement Overview of all your accounts with T. Rowe Price.

Shareholder Reports Fund managers' reviews of their strategies and results.

T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

Performance Update Quarterly review of all T. Rowe Price fund results.

Insights Educational reports on investment strategies and financial markets.

Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying
Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.

* T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

** Based on a September 1999 survey for representative-assisted stock trades. Services vary by firm, and commissions may vary depending on size of order.

T. ROWE PRICE MUTUAL FUNDS
--------------------------------------------------------------------------------

STOCK FUNDS
-----------

Domestic
Blue Chip Growth
Capital Appreciation
Capital Opportunity
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media & Telecommunications
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons*
Real Estate
Science & Technology
Small-Cap Stock
Small-Cap Value
Spectrum Growth
Tax-Efficient Growth
Total Equity Market Index
Value

International/Global
Emerging Markets Stock
European Stock
Global Stock
International Discovery
International Growth & Income
International Stock
Japan
Latin America
New Asia
Spectrum International


BOND FUNDS
----------

Domestic Taxable
Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Short-Term U.S. Government
Spectrum Income
Summit GNMA
Summit Limited-Term Bond
U.S. Treasury Intermediate
U.S. Treasury Long-Term


Domestic Tax-Free
California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term
Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Short-Term
Tax-Free Bond
Virginia Tax-Free Bond

International/Global
Emerging Markets Bond
Global Bond
International Bond


MONEY MARKET FUNDS+
------------------

Taxable
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free
California Tax-Free Money
New York Tax-Free Money
Summit Municipal
Money Market
Tax-Exempt Money

BLENDED ASSET FUNDS
-------------------

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced


T. ROWE PRICE NO-LOAD VARIABLE ANNUITY
--------------------------------------

Equity Income Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced Portfolio
Prime Reserve Portfolio



*  Closed to new investors.

+ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

Please call for a prospectus. Read it carefully before investing.

The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by Security Benefit Life Insurance Company. In New York, it [#FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY. T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.

For fund and account information or to conduct transactions, 24 hours, 7 days a week
By touch-tone telephone
Tele*Access 1-800-638-2587
By Account Access on the Internet
www.troweprice.com/access

For assistance with your existing fund account, call:
Shareholder Service Center
1-800-225-5132

To open a brokerage account or obtain information, call:
1-800-638-5660

Internet address:
www.troweprice.com

Plan Account Lines for retirement plan participants:
The appropriate 800 number appears on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.



Walk-In Investor Centers:
For directions, call 1-800-225-5132 or visit our Web site


Baltimore Area
Downtown
101 East Lombard Street
Owings Mills
Three Financial Center
4515 Painters Mill Road

Boston Area
386 Washington Street
Wellesley

Colorado Springs
4410 ArrowsWest Drive

Los Angeles Area
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

Tampa
4200 West Cypress Street
10th  Floor

Washington, D.C.
900 17th Street N.W.
Farragut Square


[LOGO OF T. ROWE PRICE]
T. Rowe Price Investment Services, Inc., Distributor.      F50-050  12/31/99